UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1512
                                                      --------

                         OPPENHEIMER CAPITAL INCOME FUND
                         -------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                     Date of reporting period: MAY 31, 2007
                                               ------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--43.8%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.2%
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--0.3%
Cinemark Holdings, Inc. 1                                                                                402,500   $     7,788,375
-----------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.                                                                               150,000         1,245,000
-----------------------------------------------------------------------------------------------------------------------------------
Regal Entertainment Group                                                                                 53,000         1,212,640
                                                                                                                   ----------------
                                                                                                                        10,246,015
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.9%
Circuit City Stores, Inc.                                                                                903,500        14,519,245
-----------------------------------------------------------------------------------------------------------------------------------
CSK Auto Corp. 1,2                                                                                     4,755,750        86,554,650
                                                                                                                   ----------------
                                                                                                                       101,073,895
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--9.4%
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Costco Wholesale Corp.                                                                                   135,000         7,623,450
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.2%
B&G Foods, Inc.                                                                                          964,000        21,053,760
-----------------------------------------------------------------------------------------------------------------------------------
B&G Foods, Inc., Cl. A                                                                                   187,500         2,559,375
-----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A 3                                                                             1,522,452        51,519,776
                                                                                                                   ----------------
                                                                                                                        75,132,911
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--7.0%
Altria Group, Inc. 3                                                                                   2,200,000       156,420,000
-----------------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group 3                                                                           1,150,000        89,412,500
                                                                                                                   ----------------
                                                                                                                       245,832,500
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--6.9%
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--6.9%
Arlington Tankers Ltd.                                                                                     8,750           235,200
-----------------------------------------------------------------------------------------------------------------------------------
BP plc, ADR                                                                                              625,000        41,881,250
-----------------------------------------------------------------------------------------------------------------------------------
Capital Product Partners LP 1                                                                            175,000         4,462,500
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp. 3                                                                                           98,000         7,986,020
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips 3                                                                                         112,750         8,730,233
-----------------------------------------------------------------------------------------------------------------------------------
Enbridge Energy Management LLC 1                                                                               1                 3
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC 1                                                                         3,245,251       166,254,184
-----------------------------------------------------------------------------------------------------------------------------------
Tortoise Energy Capital Corp.                                                                            345,300        10,410,795
-----------------------------------------------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                                                              6,000           385,680
                                                                                                                   ----------------
                                                                                                                       240,345,865
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--15.1%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Oaktree Capital Management LLC 4                                                                         181,000         8,733,250
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.4%
U.S. Bancorp 3                                                                                         1,000,000        34,580,000
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp. 3                                                                                         295,000        15,986,050
                                                                                                                   ----------------
                                                                                                                        50,566,050
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.4%
Bank of America Corp.                                                                                  1,875,000        95,081,250
-----------------------------------------------------------------------------------------------------------------------------------


                       1 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Citigroup, Inc.                                                                                        2,375,000   $   129,413,750
                                                                                                                   ----------------
                                                                                                                       224,495,000
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.9%
ACE Ltd.                                                                                                 750,000        46,177,500
-----------------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd. 3                                                                                1,097,500       117,684,925
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 3                                                             258,500         7,248,340
                                                                                                                   ----------------
                                                                                                                       171,110,765
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.8%
Anthracite Capital, Inc.                                                                               1,200,000        14,676,000
-----------------------------------------------------------------------------------------------------------------------------------
Crystal River Capital, Inc.                                                                              500,000        14,005,000
                                                                                                                   ----------------
                                                                                                                        28,681,000
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Washington Mutual, Inc. 3                                                                              1,000,000        43,720,000
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.6%
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.6%
Pfizer, Inc. 3                                                                                         1,825,000        50,169,250
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR 3                                                                                 125,000         6,012,500
                                                                                                                   ----------------
                                                                                                                        56,181,750
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.6%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
Raytheon Co. 3                                                                                         1,000,000        55,600,000
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.9%
General Electric Co.                                                                                   1,630,000        61,255,400
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. 3                                                                                250,000         8,340,000
                                                                                                                   ----------------
                                                                                                                        69,595,400
-----------------------------------------------------------------------------------------------------------------------------------
MARINE--0.1%
Omega Navigation Enterprises, Inc., Cl. A                                                                  5,000           116,900
-----------------------------------------------------------------------------------------------------------------------------------
Seaspan Corp.                                                                                             58,200         1,727,376
                                                                                                                   ----------------
                                                                                                                         1,844,276
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.5%
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.3%
Packaging Corp. of America 3                                                                             389,900        10,082,814
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Abitibi-Consolidated, Inc.                                                                               425,000         1,041,250
-----------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                            375,000         7,796,250
                                                                                                                   ----------------
                                                                                                                         8,837,500
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.2%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
AT&T, Inc. 3                                                                                             105,000         4,340,700
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                            1,350,000        21,397,500
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.                                                             1,130,000        24,023,800
-----------------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.                                                                         1,125,000        20,250,000
-----------------------------------------------------------------------------------------------------------------------------------
NTELOS Holdings Corp. 1                                                                                  725,000        18,284,500
-----------------------------------------------------------------------------------------------------------------------------------


                       2 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Windstream Corp.                                                                                       1,400,000   $    21,028,000
                                                                                                                   ----------------
                                                                                                                       109,324,500
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Cellcom Israel Ltd. 1                                                                                    125,000         3,100,000
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.3%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
Cleco Corp.                                                                                              420,100        11,334,298
-----------------------------------------------------------------------------------------------------------------------------------
IDACORP, Inc.                                                                                             25,000           830,250
                                                                                                                   ----------------
                                                                                                                        12,164,548
                                                                                                                   ----------------
Total Common Stocks (Cost $902,609,791)                                                                              1,534,291,489
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--6.0%
-----------------------------------------------------------------------------------------------------------------------------------
AES Trust III, 6.75% Cv.                                                                                 242,100        12,126,789
-----------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp., 6.125% Cum. Cv., Non-Vtg.                                                     1,175,000        35,414,500
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv.                                                                                   3,000         4,341,000
-----------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 6.25% Cum. Cv., Series A, Non-Vtg.                                           627,000        29,694,720
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.50% Cum. Cv., Non-Vtg.                                                197,500         7,273,925
-----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.75% Cv., Non-Vtg. 1                                               30,000         3,684,600
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                                             37,925        39,347,188
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd., 6% Cv., Series A, Non-Vtg.                                        1,002,500        32,330,625
-----------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 7.25% Cum. Cv. Preferred Income Equity Redeemable Shares,
Non-Vtg. 1                                                                                               175,000         4,200,000
-----------------------------------------------------------------------------------------------------------------------------------
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred Securities,
Non-Vtg. 4                                                                                               378,569        18,644,523
-----------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., 7% Cv.                                                                                  817,500        23,347,800
                                                                                                                   ----------------
Total Preferred Stocks (Cost $191,221,499)                                                                             210,405,670

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--13.3%
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                     $     2,670,000         2,603,147
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                        1,863,838         1,884,397
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                 1,438,932         1,447,701
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                                   660,000           657,332
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 4                                              3,140,000         3,155,700
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                3,387,916         3,419,149
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                2,981,965         3,023,445
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                               2,045,241         2,041,142
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                  636,679           637,103
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                                          7,535,033         7,228,868


                       3 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
4.50%, 5/1/19 5                                                                                  $     3,509,928   $     3,364,626
5%, 8/1/33                                                                                             6,101,908         5,825,088
5%, 6/1/37 6                                                                                           1,612,000         1,534,171
6%, 5/1/18                                                                                             3,567,728         3,608,799
6.50%, 4/1/18-4/1/34                                                                                   1,815,241         1,860,396
7%, 9/1/23-3/1/35                                                                                      8,887,895         9,210,110
8%, 4/1/16                                                                                               442,698           466,447
9%, 8/1/22-5/1/25                                                                                        132,230           141,800
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates, Series 3094, Cl. HS, 4.877%, 6/15/34 7                                       715,052           679,621
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 5.06%, 3/25/36 7                                                               1,106,214         1,060,990
Series 2034, Cl. Z, 6.50%, 2/15/28                                                                       611,923           622,453
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                    1,810,437         1,817,585
Series 2053, Cl. Z, 6.50%, 4/15/28                                                                       662,706           674,376
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                      814,842           825,545
Series 2075, Cl. D, 6.50%, 8/15/28                                                                     2,198,911         2,237,082
Series 2080, Cl. C, 6.50%, 8/15/28                                                                     1,119,903         1,139,466
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                       531,779           540,955
Series 2279, Cl. PK, 6.50%, 1/15/31                                                                    1,221,385         1,248,194
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                      649,544           661,678
Series 2387, Cl. PD, 6%, 4/15/30                                                                         153,105           152,968
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                    2,067,177         2,140,522
Series 2500, Cl. FD, 5.82%, 3/15/32 7                                                                    285,421           287,933
Series 2526, Cl. FE, 5.72%, 6/15/29 7                                                                    403,196           404,235
Series 2551, Cl. FD, 5.72%, 1/15/33 7                                                                    313,875           316,779
Series 2676, Cl. KY, 5%, 9/15/23                                                                       2,768,000         2,627,321
Series 3025, Cl. SJ, 5.243%, 8/15/35 7                                                                   423,460           412,292
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 11.991%, 6/1/26 8                                                                    541,333           130,550
Series 183, Cl. IO, 8.801%, 4/1/27 8                                                                     840,683           210,741
Series 184, Cl. IO, 14.677%, 12/1/26 8                                                                   902,028           223,341
Series 192, Cl. IO, 13.258%, 2/1/28 8                                                                    277,429            73,615
Series 200, Cl. IO, 11.679%, 1/1/29 8                                                                    328,260            85,464
Series 2003-118, Cl. S, 8.759%, 12/25/33 8                                                             4,776,642           588,444
Series 2005-87, Cl. SE, 5.195%, 10/25/35 8                                                             8,846,076           255,642
Series 2005-87, Cl. SG, 10.793%, 10/25/35 8                                                            7,876,069           387,639
Series 2130, Cl. SC, (3.674)%, 3/15/29 8                                                                 622,825            44,871
Series 216, Cl. IO, 11.962%, 12/1/31 8                                                                   612,436           144,515
Series 224, Cl. IO, 8.53%, 3/1/33 8                                                                    2,837,069           713,001
Series 243, Cl. 6, 8.702%, 12/15/32 8                                                                  1,176,588           306,707
Series 2796, Cl. SD, (0.111)%, 7/15/26 8                                                                 958,751            72,101
Series 2802, Cl. AS, 1.206%, 4/15/33 8                                                                 1,894,989            96,531
Series 2920, Cl. S, (3.257)%, 1/15/35 8                                                                5,314,364           228,268
Series 3000, Cl. SE, (4.106)%, 7/15/25 8                                                               5,865,506           172,314


                       4 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Series 3110, Cl. SL, 4.353%, 2/15/26 8                                                           $       992,231   $        28,755
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.707%, 6/1/26 9                                                                     257,663           202,645
Series 224, Cl. PO, 4.974%, 3/1/33 9                                                                     956,089           718,568
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-8/1/20                                                                                  32,812,745        31,483,413
5%, 12/1/17-11/1/33                                                                                   60,126,535        58,282,514
5%, 6/1/22-6/1/37 6                                                                                   28,665,556        27,727,440
5.50%, 1/1/33-1/1/34                                                                                  16,377,206        16,038,316
5.50%, 4/1/34 5                                                                                        4,710,692         4,623,578
5.50%, 6/1/22-6/1/37 6                                                                                61,978,000        60,702,580
6%, 8/1/32-11/1/33                                                                                    26,571,841        26,632,135
6%, 6/1/22-6/1/37 6                                                                                   30,440,000        30,661,377
6.50%, 5/1/17-11/1/31                                                                                 16,426,256        16,838,592
7%, 11/1/17-7/1/35                                                                                     8,297,484         8,620,155
7.50%, 1/1/33-3/1/33                                                                                  11,976,745        12,556,884
8.50%, 7/1/32                                                                                             48,174            51,896
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                                                                   1,864,365         1,908,565
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                                   1,683,389         1,720,437
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                                    1,041,068         1,047,488
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                 1,438,615         1,472,610
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                       116,681           116,553
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                 2,299,041         2,353,123
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                       239,428           239,452
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                         8,735             8,710
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                    948,453           973,081
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                      6,821,839         6,875,456
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                  1,903,000         1,824,986
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                  3,485,000         3,376,720
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                    2,550,000         2,474,589
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                1,560,000         1,503,817
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                                                7,321,312         7,024,361
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                  1,430,000         1,391,319
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 7                                                                 853,577           803,641
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 7                                                               2,900,429         2,617,309
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 7                                                               1,704,875         1,534,321
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 7                                                                 229,010           210,757
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                  5,461,223         5,449,660
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 6.328%, 3/17/31 8                                                                 830,824            93,745
Trust 2001-65, Cl. S, 8.771%, 11/25/31 8                                                               2,703,802           273,748
Trust 2001-81, Cl. S, 1.237%, 1/25/32 8                                                                  599,430            57,704
Trust 2002-47, Cl. NS, 0.389%, 4/25/32 8                                                               1,167,615           110,394
Trust 2002-51, Cl. S, 0.523%, 8/25/32 8                                                                1,072,031           101,057
Trust 2002-52, Cl. SD, (1.825)%, 9/25/32 8                                                             1,206,753           102,488


                       5 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Trust 2002-75, Cl. SA, 10.099%, 11/25/32 8                                                       $     3,193,836   $       341,388
Trust 2002-77, Cl. SH, 2.157%, 12/18/32 8                                                                763,080            74,598
Trust 2002-89, Cl. S, 13.261%, 1/25/33 8                                                               3,063,558           283,501
Trust 2002-9, Cl. MS, 1.286%, 3/25/32 8                                                                  735,240            71,901
Trust 2003-33, Cl. SP, 11.27%, 5/25/33 8                                                               2,685,005           337,548
Trust 2003-46, Cl. IH, 6.915%, 6/25/33 8                                                               5,643,537         1,249,052
Trust 2004-54, Cl. DS, (5.146)%, 11/25/30 8                                                            1,186,091            67,882
Trust 2005-105, Cl. S, 10.195%, 12/25/35 8                                                             4,343,718           204,701
Trust 2005-19, Cl. SA, (2.406)%, 3/25/35 8                                                            13,633,237           604,367
Trust 2005-40, Cl. SA, (2.444)%, 5/25/35 8                                                             3,169,116           135,002
Trust 2005-6, Cl. SE, (0.697)%, 2/25/35 8                                                              3,812,988           167,701
Trust 2005-71, Cl. SA, 3.033%, 8/25/25 8                                                               3,716,092           174,148
Trust 2006-119, Cl. MS, 9.51%, 12/25/36 8                                                              3,148,768           153,012
Trust 2006-33, Cl. SP, 12.514%, 5/25/36 8                                                              7,749,881           634,796
Trust 222, Cl. 2, 14.413%, 6/1/23 8                                                                    1,940,636           466,233
Trust 240, Cl. 2, 18.927%, 9/1/23 8                                                                    2,988,741           751,568
Trust 252, Cl. 2, 11.106%, 11/1/23 8                                                                   1,444,922           362,658
Trust 273, Cl. 2, 14.137%, 8/1/26 8                                                                      400,002            95,987
Trust 303, Cl. IO, 11.324%, 11/1/29 8                                                                    514,090           135,749
Trust 308, Cl. 2, 11.163%, 9/1/30 8                                                                    1,416,241           353,317
Trust 321, Cl. 2, 6.547%, 4/1/32 8                                                                     5,901,288         1,577,940
Trust 322, Cl. 2, 15.292%, 4/1/32 8                                                                    2,310,070           588,929
Trust 331, Cl. 9, 9.426%, 2/1/33 8                                                                     1,625,539           386,570
Trust 334, Cl. 17, 24.053%, 2/1/33 8                                                                     949,219           263,140
Trust 339, Cl. 7, 8.058%, 7/1/33 8                                                                     3,109,691           703,599
Trust 342, Cl. 2, 10.117%, 9/1/33 8                                                                    4,583,595         1,154,820
Trust 344, Cl. 2, 8.654%, 12/1/33 8                                                                    8,888,864         2,238,505
Trust 346, Cl. 2, 12.16%, 12/1/33 8                                                                    3,457,818           876,018
Trust 350, Cl. 2, 10.329%, 3/1/34 8                                                                    5,356,771         1,357,912
Trust 362, Cl. 12, 7.145%, 8/1/35 8                                                                    5,085,177         1,169,314
Trust 362, Cl. 13, 7.188%, 8/1/35 8                                                                    2,821,293           648,360
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 5.528%, 9/25/23 9                                                       684,575           552,429
-----------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                                1,720,000         1,686,887
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                1,590,000         1,566,257
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-
Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                             61,370            61,265
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                                              187,626           199,859
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (3.257)%, 1/16/27 8                                                            1,287,358            91,605
Series 2002-15, Cl. SM, (6.147)%, 2/16/32 8                                                            1,208,903            85,681
Series 2002-41, Cl. GS, 5.165%, 6/16/32 8                                                                683,536            71,396
Series 2002-76, Cl. SY, (3.889)%, 12/16/26 8                                                           2,956,127           229,480
Series 2004-11, Cl. SM, (6.242)%, 1/17/30 8                                                            1,025,255            68,156


                       6 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Series 2006-47, Cl. SA, 14.941%, 8/16/36 8                                                       $     9,609,082   $       527,421
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                               1,990,000         1,939,889
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                               1,750,000         1,734,718
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 4                                                             2,440,000         2,424,653
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                640,000           625,205
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                              2,280,000         2,238,584
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                             1,260,000         1,245,512
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                1,900,000         1,875,897
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                                2,710,000         2,688,501
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                   2,266,948         2,258,026
Series 2004-9, Cl. A3, 4.70%, 8/25/34 7                                                                  561,016           558,564
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15 4                                        2,380,000         2,533,956
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                                1,127,623         1,123,543
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                  2,450,226         2,445,842
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Obligations, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                  3,590,000         3,531,011
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial
Asset-Backed Securities, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                       735,000           727,076
-----------------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates, Series 2005-AR5 Trust, Series
2005-AR5, Cl. A1, 4.675%, 5/25/35 7                                                                      340,693           340,578
                                                                                                                   ----------------
Total Mortgage-Backed Obligations (Cost $469,289,674)                                                                  465,590,306

-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-
1A, Cl. A2, 5.38%, 4/20/08 7                                                                             900,000           900,376
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.80%, 5/25/34 7                                                               2,123,397         2,132,154
-----------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates, Series
2005-D, Cl. AF1, 5.04%, 10/25/35                                                                          33,205            33,096
-----------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                                             430,000           413,722
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 6.06%, 2/25/33 7                                                                   44,821            44,888
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 7                                                920,000           915,014
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates, Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 7                                                620,000           616,858
-----------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                     554,005           552,230
-----------------------------------------------------------------------------------------------------------------------------------


                       7 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 5.58%, 1/20/35 7                                            $     1,054,556   $     1,054,754
-----------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                               1,136,993         1,130,083
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 7                                                              1,063,510         1,061,352
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                                 890,268           887,583
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series
2003-C7, Cl. C7, 6.67%, 3/15/16 7                                                                      4,080,000         4,293,918
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. A F2, 4.415%, 4/25/35 7                                                 656,428           653,189
-----------------------------------------------------------------------------------------------------------------------------------
RAMP, Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                  791,693           786,948
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates,Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                                      1,370,438         1,370,672
                                                                                                                   ----------------
Total Asset-Backed Securities (Cost $16,884,848)                                                                        16,846,837

-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 10                                                              2,255,000         2,215,556
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 5/15/17-2/15/36                                                                                 5,964,000         5,607,976
8.875%, 8/15/17                                                                                          285,000           373,729
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 2/15/13 11                                                                                     2,989,000         2,847,725
4.50%, 5/15/10-4/30/12                                                                                16,596,000        16,348,708
4.75%, 2/28/09-2/15/10                                                                                 9,122,000         9,092,998
                                                                                                                   ----------------
Total U.S. Government Obligations (Cost $36,816,126)                                                                    36,486,692

-----------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.5%
-----------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                         2,665,000         2,817,475
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 5.75% Sr. Sec. Nts., Series B, 2/15/11                               5,000,000         4,943,750
-----------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 4                                                               2,500,000         2,518,750
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 12                                                           5,750,000         5,443,640
-----------------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                                         800,000           806,000
-----------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                                         2,050,000         2,109,503
-----------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                                     1,860,000         1,953,350
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                                          3,620,000         3,394,894
-----------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09 4                                           3,310,000         3,427,604
-----------------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Nts., 5/10/12 13                                                 1,790,000         1,779,224
-----------------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 9.92% Sr. Unsec. Nts., 4/1/14                                                     10,000,000         9,625,000
-----------------------------------------------------------------------------------------------------------------------------------
CDX High Yield Index, 7.625% Pass-Through Certificates, Series 8-T1, 6/29/12                          50,000,000        49,465,000
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                             2,980,000         3,123,627
-----------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                             610,000           610,895
-----------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                      2,400,000         2,468,129
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC:
11% Sr. Sec. Nts., 10/1/15                                                                            64,075,000        70,001,938
11% Sr. Sec. Nts., 10/1/15 13                                                                         29,072,000        31,688,480
13.50% Sr. Unsec. Unsub. Nts., 1/15/14                                                                14,000,000        14,577,500
-----------------------------------------------------------------------------------------------------------------------------------


                       8 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                                         $     5,601,000   $     5,713,020
-----------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.:
7.50% Sr. Unsec. Nts., 11/1/14                                                                         5,000,000         4,687,500
8.875% Sr. Unsec. Unsub. Nts., 12/1/15                                                                10,000,000         9,900,000
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                                         2,035,000         1,979,013
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                                1,965,000         1,913,767
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts., 3/15/37                                                              4,270,000         4,202,837
-----------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 13                                                          3,255,000         3,221,099
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.25% Sr. Unsec. Nts., 7/15/08                                                                         1,795,000         1,821,925
7.625% Sr. Unsec. Debs., 7/15/18                                                                       3,000,000         3,030,000
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                                                        1,790,000         1,711,795
6.125% Nts., 1/15/14                                                                                   1,315,000         1,293,989
8% Sr. Nts., 2/1/09                                                                                    1,415,000         1,461,937
-----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp.:
5.69% Nts., Series E, 3/13/09 7                                                                        1,200,000         1,202,588
7.30% Nts., 1/15/12                                                                                    2,760,000         2,948,709
-----------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                       1,960,000         2,435,712
-----------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 4                                                          820,000           826,150
-----------------------------------------------------------------------------------------------------------------------------------
Earthgrains Co. (The), 6.50% Nts., 4/15/09                                                               990,000         1,001,752
-----------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08 4                                                      360,000           351,000
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                                     3,890,000         3,899,725
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                                             578,000           584,103
-----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31                                          1,145,000         1,285,038
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                                                  6,100,000         6,470,410
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                                    3,065,000         3,087,126
9.445% Unsub. Nts., 12/15/08 7                                                                           359,000           381,889
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                     2,445,000         2,693,652
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                          3,170,000         3,133,459
-----------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 12,13                                                  5,600,000         5,383,437
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                                                                      1,495,000         1,592,175
-----------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co., 6.428% Bonds, 12/1/08 13                                                               435,000           439,979
-----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11 4                                                  2,205,000         2,373,131
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 7                                                 4,900,000         4,837,069
-----------------------------------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 13                                                            2,855,000         2,855,682
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08 13                            1,645,000         1,626,135
-----------------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 7                                             1,410,000         1,462,875
-----------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                                                 1,000,000         1,050,000
-----------------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                                                   1,210,000         1,169,085
-----------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                                           1,600,000         1,598,000
-----------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                                         2,500,000         2,497,470
7.75% Sr. Unsec. Nts., 2/15/12                                                                           280,000           301,707
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                       3,065,000         3,268,446
-----------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13                                                     2,970,000         2,903,814
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                           2,870,000         2,956,508
-----------------------------------------------------------------------------------------------------------------------------------


                       9 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc., 9.25% Sr. Nts., 11/1/14 13                                              $     5,000,000   $     5,243,750
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                                            845,000           882,180
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                                             2,950,000         3,072,425
-----------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                                                                        1,930,000         1,690,666
7.125% Sr. Unsec. Nts., 6/15/09                                                                        2,095,000         2,148,913
-----------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                                1,050,000         1,057,336
-----------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                                      1,685,000         1,574,454
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                            4,020,000         4,020,000
-----------------------------------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                                            3,155,000         3,290,334
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                      2,630,000         2,684,594
-----------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 13                                  3,317,167         3,272,076
-----------------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 13                                 831,115           775,310
-----------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                                       3,665,000         3,601,005
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 13                                           3,835,000         4,697,564
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                                3,210,000         3,956,412
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                            1,945,000         1,941,647
-----------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                4,965,000         4,880,188
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08 4,11                                                           363,000           364,815
-----------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                                                      1,235,000         1,181,026
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 6.50% Sr. Sec. Nts., 6/1/07                                                   1,938,000         1,940,423
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875% Sr. Unsec. Debs., 8/15/13                                                      15,000,000        13,593,750
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11                                                    2,945,000         3,335,124
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07                                        800,000           808,000
-----------------------------------------------------------------------------------------------------------------------------------
Ryder System, Inc., 5.95% Nts., 5/2/11                                                                   780,000           785,921
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp., 2.75% Unsec. Nts., 6/15/08                                                             1,260,000         1,222,631
-----------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                                       1,000,000         1,042,500
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4% Nts., 1/15/09                                                                            2,770,000         2,680,033
-----------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 5.125% Sr. Unsec. Unsub. Nts., 4/1/09                                          1,450,000         1,406,500
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Unsec. Unsub. Nts., 1/15/10                                             2,810,000         2,706,789
-----------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                                                     1,420,000         1,406,003
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875% Sr. Nts., 7/1/14                                                        5,000,000         5,150,000
-----------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                                                                    1,395,000         1,408,559
7.625% Sr. Unsec. Nts., 2/15/12                                                                          995,000         1,071,318
-----------------------------------------------------------------------------------------------------------------------------------
Textron Financial Corp., 6% Jr. Unsec. Sub. Nts., 2/15/67 7,13                                         2,395,000         2,281,987
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                             3,485,000         4,160,668
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08                                                             2,255,000         2,244,677
-----------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                                   1,955,000         1,960,144
-----------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC, 5.85% Sr. Nts., 9/16/08 7,13                                                       2,940,000         2,941,664
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                                                                        1,880,000         1,868,250
3.875% Sr. Unsec. Nts., 10/15/08 4                                                                       875,000           853,125
-----------------------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                                      675,000           677,954
-----------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                    3,030,000         3,116,279
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), Credit Linked Certificate Trust, 6.75% Nts., 4/15/09 4                      3,650,000         3,727,563
-----------------------------------------------------------------------------------------------------------------------------------


                      10 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                                      $     4,505,000   $     4,803,740
                                                                                                                   ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $419,767,551)                                                    435,836,764

-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--8.3%
-----------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 3.50% Cv. Sr. Unsec. Bonds, 9/30/35 7                                                  12,000,000        11,835,000
-----------------------------------------------------------------------------------------------------------------------------------
CSK Auto, Inc., 7.25% Cv. Sr. Unsec. Nts., 12/15/25 7,13                                              11,000,000        15,015,000
-----------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc., 2.25% Cv. Unsec. Sub. Nts., 8/15/12                                       1,500,000         1,310,625
-----------------------------------------------------------------------------------------------------------------------------------
Incyte Genomics, Inc., 3.50% Cv. Sr. Unsec. Nts., 2/15/11                                              5,750,000         5,175,000
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp., 2.95% Cv. Unsec. Sub. Debs., 12/15/35                                                     7,750,000         7,197,813
-----------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp., 1% Cv. Sr. Nts., 5/15/26                                                           2,500,000         2,009,375
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23                                       47,500,000        59,315,625
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.25% Exchangeable Sr. Unsec. Debs., 3/15/31
(exchangeable for Viacom, Inc., Cl. B common stock or cash based on the
value thereof)                                                                                       150,000,000       131,437,500
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Exchangeable Sr. Unsec. Debs., 1/15/31
(exchangeable for Motorola, Inc., common stock or cash based on the
value of that stock)                                                                                   4,250,000         3,558,228
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec. Nts., 9/1/08                                               5,000,000         4,900,000
-----------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 3% Cv. Sr. Sub. Nts., 11/15/12                                                    14,500,000        16,312,500
-----------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 3.25% Cv. Sr. Nts., 5/1/33                                                 21,250,000        30,732,813
                                                                                                                   ----------------
Total Convertible Corporate Bonds and Notes (Cost $271,117,485)                                                        288,799,479

-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--15.7%
-----------------------------------------------------------------------------------------------------------------------------------
Allegro Investment Corp. SA:
Cv. Equity Linked Nts., 5.05%, 3/17/08                                                                   617,700        16,209,930
Cv. Equity Linked Nts., 8.35%, 3/11/08 (linked to Pulte Homes, Inc.)                                     265,762         7,462,703
Cv. Equity Linked Nts., Series COF, 3.81%, 1/18/08 (linked to Capital One
Financial Corp. common stock) 4                                                                          197,538        15,516,965
Cv. Equity Linked Nts., Series UTX, 4.84%, 1/2/08 (linked to United
Technologies Corp. common stock)                                                                         238,800        16,319,425
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America:
Cv. Linked Nts., Series HES, 8.50%, 1/30/08                                                              194,600        10,852,842
Cv. Linked Nts., Series VNDA, 10.60%, 5/5/08                                                             696,200        14,223,366
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Global Asset Holdings Ltd., Cv. Linked Premium Equity
Redemption Cumulative Securities, 2.10%, 6/21/07 (redemption linked to
Wal-Mart Stores, Inc., common stock) 4                                                                   546,807        25,896,780
-----------------------------------------------------------------------------------------------------------------------------------
Blue Wings Ltd., 8.498% Bonds, 1/10/12 4,7                                                             3,000,000         3,000,750
-----------------------------------------------------------------------------------------------------------------------------------
Calabash Re II Ltd. Nts., Series A1, 13.755%, 1/8/10 4,7                                               3,000,000         3,024,750
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., (New York), Cv. Equity Linked Nts., 8.22%,
1/23/08 (linked to Corning, Inc.)                                                                        644,350        14,584,862
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (New York), Cv. Equity Linked Nts., 5.69%,
4/21/08 (linked to Williams Cos, Inc. (The))                                                             354,000        10,476,630
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
3M Co. Exchangeable Total Return Linked Nts., 4.64%, 3/19/08 4                                           218,000        17,995,900
Basket of Cv. Linked Nts., 23.40%, 11/27/07 (linked to the common stock
of Staples, Inc., Office Depot, Inc. and OfficeMax, Inc.)                                             25,000,000        25,170,000
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG/London, Cv. Equity Linked Nts., 4.38%, 9/21/07 (linked
to United Technologies Corp. common stock)                                                               242,000        16,620,560
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
Applied Materials, Inc. Cv. Linked Nts., 8.70%, 5/27/08                                                  789,500        14,975,236


                      11 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Cv. Equity Linked Nts., 4%, 3/10/08 (linked to Office Depot, Inc. common
stock)                                                                                           $       582,735   $    20,600,265
Cv. Equity Linked Nts., 7.10%, 2/6/08 (linked to Occidental Petroleum
Corp. common stock)                                                                                      219,100        11,239,611
Cv. Linked Nts., 8%, 3/10/08 (linked to XM Satellite Radio Inc.)                                         700,281         8,535,025
Cv. Mandatory Exchangeable Linked Nts., 7.45%, 10/16/07 (linked to
GlobalSantaFe Corp.) 4                                                                                   431,007        25,821,629
Nortel Networks Corp. Cv. Linked Nts., 12.90%, 12/13/07 4                                                400,000         9,506,400
-----------------------------------------------------------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe Linked Nts., 11.849%, 12/31/09 7,13                                       3,000,000         3,084,600
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
Cv. Equity Linked Nts., 11.03%, 1/27/08 (linked to Arch Coal, Inc.)                                      439,368        14,604,592
Cv. Equity Linked Nts., 4.42%, 12/9/07 (linked to Tyco International Ltd.)                             1,658,755        53,279,211
Cv. Yield Enhanced Equity Linked Debt Securities, Series I, 4%, 1/12/08
(linked to Texas Instruments, Inc.)                                                                      523,926        17,210,969
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
Cv. Linked Nts., 6%, 12/5/07 (linked to Corning, Inc.) 4                                                 714,300        17,300,346
Equity Linked Nts., 6.35%, 1/4/08 (linked to Global SantaFe Corp.) 4                                     182,983        11,418,139
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
Cv. Linked Nts., 18.10%, 12/6/07 (linked to XM Satellite Radio Holdings,
Inc. common stock) 4                                                                                     696,865         9,923,358
Cv. Linked Nts., 6.20%, 2/6/08 (linked to XM Satellite Radio Holdings, Inc.
common stock)                                                                                            715,100         9,256,970
Cv. Mandatory Exchangeable Linked Nts., 4.50%, 7/6/07 (linked to Clear
Channel Communications common stock) 4                                                                   759,622        26,932,398
Cv. Performance Equity Linked Redemption Quarterly-pay Nts., 15.50%,
1/22/08 (linked to the common stock of XM Satellite Radio Holdings, Inc. 4                               639,800         8,202,236
Cv. Performance Equity Linked Redemption Quarterly-pay Nts., 6.10%,
9/20/07 (linked to Microsoft Corp.) 4                                                                    930,461        28,393,017
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Cv. Linked Nts., 3.60%, 3/13/08 (linked to Tyco International Ltd.) 4                                  1,004,400        32,115,690
Cv. Linked Nts., 8.67%, 3/7/08 (linked to Vanda Pharmaceutical, Inc.)                                    598,100        12,467,391
-----------------------------------------------------------------------------------------------------------------------------------
Successor Europe Windstorm Ltd. Catastrophe Linked Nts., Series AIII,
11.096%, 12/6/08 7                                                                                     3,000,000         3,076,050
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank NA, Cv. Linked Nts., Series XMSR, 13.20%, 12/1/07 (linked
to XM Satellite Radio Holdings, Inc., common stock) 4                                                  1,016,777        14,402,646
                                                                                                                   ----------------
Total Structured Notes (Cost $520,367,215)                                                                             549,701,242

                                                                                                          SHARES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--3.5%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.29% 2,14
(Cost $122,510,275)                                                                                  122,510,275       122,510,275
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,950,584,464)                                                          104.6%    3,660,468,754
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (4.6)     (161,881,826)

                                                                                                 ----------------------------------
NET ASSETS                                                                                                 100.0%  $ 3,498,586,928
                                                                                                 ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.


                      12 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES           GROSS           GROSS           SHARES
                                                      AUGUST 31, 2006       ADDITIONS      REDUCTIONS     MAY 31, 2007
-----------------------------------------------------------------------------------------------------------------------
CSK Auto Corp.                                              5,502,500              --         746,750        4,755,750
Enbridge Energy Management LLC                                747,702          30,984 a       778,686               --
Oppenheimer Institutional Money Market Fund, Cl. E                 --     680,037,790     557,527,515      122,510,275

                                                                                             DIVIDEND         REALIZED
                                                                                VALUE          INCOME             GAIN
-----------------------------------------------------------------------------------------------------------------------
CSK Auto Corp.                                                          $  86,554,650   $          --   $    2,993,633
Enbridge Energy Management LLC                                                     --              --       20,010,336
Oppenheimer Institutional Money Market Fund, Cl. E                        122,510,275         815,067               --
                                                                        -----------------------------------------------
                                                                        $ 209,064,925   $     815,067   $   23,003,969
                                                                        ===============================================

a. All or a portion is the result of a corporate action.

3. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                   CONTRACTS   EXPIRATION   EXERCISE        PREMIUM
                                             SUBJECT TO CALL        DATES      PRICE       RECEIVED          VALUE
-------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                     6,000      6/18/07    $ 75.00   $    311,590   $     60,000
Altra Group, Inc.                                      1,000      9/24/07      80.00         31,249         35,000
AT&T, Inc.                                                40      6/18/07      40.00          2,160          6,200
Chevron Corp.                                            200      7/23/07      80.00         66,275         72,000
Chevron Corp.                                            600      9/24/07      75.00        466,193        522,000
Chevron Corp.                                            100      9/24/07      80.00         44,699         48,800
Chevron Corp.                                             65      9/24/07      85.00         15,600         17,875
ConocoPhillips                                           500      7/23/07      85.00         19,500         25,000
Everest Re Group Ltd.                                 10,750      7/23/07     110.00        853,637      1,075,000
Fidelity National Title Group, Inc., Cl. A             2,585     12/24/07      30.00        100,813        232,650
Kraft Foods, Inc., Cl. A                              15,000       7/9/07      30.76      3,585,000      4,740,000
Kraft Foods, Inc., Cl. A                                 224      9/24/07      32.50         41,887         53,760
Loews Corp./Carolina Group                             1,400      6/18/07      80.00        265,871         63,000
Loews Corp./Carolina Group                             4,350      7/23/07      75.00      1,969,273      1,740,000
Loews Corp./Carolina Group                             1,100      7/23/07      80.00        158,398        154,000
Loews Corp./Carolina Group                             5,000      9/24/07      80.00      1,378,019      1,300,000
Packaging Corp. of America                             1,624      7/23/07      25.00        222,485        186,760
Pfizer, Inc.                                           4,500      6/18/07      27.50        106,873        180,000
Raytheon Co.                                           8,000      6/18/07      52.50      1,971,206      2,560,000
Raytheon Co.                                             569      6/18/07      55.00         54,752         56,900
Raytheon Co.                                           1,350      7/23/07      52.50        392,944        486,000
Raytheon Co.                                              81      7/23/07      55.00         10,212         13,770
Sanofi-Aventis SA, ADR                                 1,250      6/18/07      50.00         33,437         43,750
Tyco International Ltd.                                2,500      6/18/07      32.50        172,497        300,000
U.S. Bancorp                                          10,000      6/18/07      35.00      2,128,059        200,000
Wachovia Corp.                                           100      7/23/07      57.50          2,900          3,000
Washington Mutual, Inc.                                7,000      7/23/07      47.50        203,389        175,000
Washington Mutual, Inc.                                3,000      7/23/07      50.00         98,562             --
                                                                                       ----------------------------
                                                                                       $ 14,707,480   $ 14,350,465
                                                                                       ============================

4. Illiquid security. The aggregate value of illiquid securities as of May 31, 2007 was $299,385,224, which represents 8.56% of the Fund's net assets. See accompanying Notes.


                      13 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

5. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                                   CONTRACTS   EXPIRATION    EXERCISE       PREMIUM
                              SUBJECT TO PUT        DATES       PRICE      RECEIVED         VALUE
--------------------------------------------------------------------------------------------------
BJ Services Co.                        1,500      6/18/07   $   27.50   $    79,874   $    22,500
BJ Services Co.                        2,625      7/23/07       27.50       163,247       131,250
Boston Scientific Corp.                  350      1/21/08       20.00       145,945       150,500
Capital One Financial Corp.            8,000      6/18/07       75.00     2,564,462       200,000
Capital One Financial Corp.            2,750      7/23/07       75.00       467,737       275,000
Capital One Financial Corp.            1,000      9/24/07       75.00       589,042       200,000
Circuit City Stores, Inc.              1,844     10/22/07       22.50       755,174     1,161,720
Circuit City Stores, Inc.                221      7/23/07       22.50        74,697       139,230
Costco Wholesale Corp.                 3,500      6/18/07       55.00       478,942       140,000
Costco Wholesale Corp.                 1,000      7/23/07       55.00       101,998        75,000
El Paso Corp.                          3,250      6/18/07       15.00       139,248            --
Office Depot, Inc.                     4,575      6/18/07       35.00       467,359        91,500
OfficeMax, Inc.                        1,250      6/18/07       42.50       121,248        75,000
SLM Corp.                                475      7/23/07       45.00       221,822         9,500
Sun Microsystems, Inc.                 6,000     10/22/07        5.00       195,847       186,000
Tenet Healthcare Corp.                    40     11/19/07        8.00         5,020         4,800
Tenet Healthcare Corp.                 2,075      8/20/07        8.00       153,548       228,250
                                                                        --------------------------
                                                                        $ 6,725,210   $ 3,090,250
                                                                        ==========================

6. When-issued security or forward commitment to be delivered and settled after May 31, 2007. See accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

8. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $23,205,590 or 0.66% of the Fund's net assets as of May 31, 2007.

9. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,473,642 or 0.04% of the Fund's net assets as of May 31, 2007.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $491,644. See accompanying Notes.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

13. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $84,305,987 or 2.41% of the Fund's net assets as of May 31, 2007.

14. Rate shown is the 7-day yield as of May 31, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.


                      14 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of May 31, 2007, the Fund had purchased $127,530,843 of securities issued on a when-issued basis or forward commitment and sold $5,726,346 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                      15 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of May 31, 2007, the Fund had outstanding futures contracts as follows:

                                                                            UNREALIZED
                             EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS      MAY 31, 2007   (DEPRECIATION)
---------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 30 yr.      9/19/07         824   $    89,919,000   $     (283,813)
                                                                        ---------------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.       9/28/07         665       135,524,922          229,375
U.S. Treasury Nts., 5 yr.       9/28/07         230        24,020,625           50,259
U.S. Treasury Nts., 10 yr.      6/20/07         175        18,618,359          366,372
U.S. Treasury Nts., 10 yr.      9/19/07         368        39,146,000          180,051
                                                                        ---------------
                                                                               826,057
                                                                        ---------------
                                                                        $      542,244
                                                                        ===============


                      16 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended May 31, 2007 was as follows:

                                           CALL OPTIONS                 PUT OPTIONS
                              --------------------------  --------------------------
                              NUMBER OF       AMOUNT OF   NUMBER OF       AMOUNT OF
                              CONTRACTS        PREMIUMS   CONTRACTS        PREMIUMS
------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2006                  67,250   $   6,344,173      38,668   $  21,187,171
Options written                 308,621      50,074,395     198,076      37,286,477
Options closed or expired      (270,194)    (37,192,655)   (189,790)    (48,622,129)
Options exercised               (16,789)     (4,518,433)     (6,499)     (3,126,309)
                              ------------------------------------------------------
Options outstanding as of
May 31, 2007                     88,888   $  14,707,480      40,455   $   6,725,210
                              ======================================================

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the


                      17 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

counterparty, including at termination, under such contracts as realized gain
(loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of May 31, 2007, the Fund had entered into the following total return swap agreements:

                                         NOTIONAL         PAID BY THE          RECEIVED BY THE   TERMINATION
                  SWAP COUNTERPARTY        AMOUNT                FUND                     FUND         DATES      VALUE
------------------------------------------------------------------------------------------------------------------------
                                                     If negative, the   If positive, the Total
                                                    absolute value of     Return of the Lehman
                                                           the Lehman      CMBS Index plus 275
Deutsche Bank AG                      $ 8,900,000         CMBS Index.            basis points.       11/1/07   $ 13,403
------------------------------------------------------------------------------------------------------------------------
                                                     If negative, the         If positive, the
                                                    absolute value of        absolute value of
                                                      Lehman Brothers     Lehman Brothers U.S.
                                                            U.S. CMBS    CMBS Index: Aggregate
                                                      Index:Aggregate        AAA plus 15 basis
Goldman Sachs Capital Markets           6,430,000                AAA.                  points.        9/1/07      7,128
------------------------------------------------------------------------------------------------------------------------
                                                     If negative, the   If positive, the Total
                                                    absolute value of     Return of the Lehman
Lehman Brothers Special                                    the Lehman      CMBS Index plus 325
Financing, Inc.                         7,260,000         CMBS Index.            basis points.       11/1/07     11,075
                                                                                                               ---------
                                                                                                               $ 31,606
                                                                                                               =========

Abbreviations are as follows:

CMBS     Commercial Mortgage Backed Securities

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of May 31, 2007 is as follows:


                      18 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                PAY/
                                                          BUY/SELL    NOTIONAL  RECEIVE               PREMIUM
                                                          CREDIT      AMOUNT    FIXED    TERMINATION  PAID/
COUNTERPARTY     REFERENCE ENTITY                         PROTECTION  (000S)    RATE     DATE         (RECEIVED)       VALUE
-----------------------------------------------------------------------------------------------------------------------------
Barclays Bank:
                 Beazer Homes USA, Inc.                         Sell  $    825    2.100%     6/20/08  $       --  $      874
                 Capmark Financial Group, Inc.                  Sell     1,570    1.000      6/20/12                  10,060
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group:
                 Belo Corp.                                      Buy     5,050    0.900      6/20/13          --     (14,736)
                 CDX North America High Yield Index              Buy     3,925    2.750      6/20/12     (41,540)    (38,788)
                 CDX North America High Yield Index              Buy     7,790    2.750      6/20/14     141,140     103,203
                 CDX North America High Yield Index              Buy     1,560    2.750      6/20/12       3,088     (15,416)
                 CDX North America High Yield Index             Sell     7,790    2.750      6/20/12      43,873      76,982
                 Ford Motor Credit Co.                          Sell     3,525    0.500      6/20/07          --       3,923
                 Freescale Semiconductor, Inc.                  Sell     1,555    0.600      3/20/08          --         (56)
                 Freescale Semiconductor, Inc.                  Sell     1,665    0.750      3/20/08          --       2,377
                 Rite Aid Corp.                                 Sell     2,660    0.875      6/20/08          --         731
                 Univision Communications, Inc.                 Sell       760    0.750      3/20/08          --         856
-----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                 Abitibi-Consolidated Co. of Canada             Sell     2,385    1.520      9/20/07          --       2,410
                 Allied Waste North America, Inc.               Sell       920    2.000      9/20/09          --      24,360
                 Allied Waste North America, Inc.               Sell     1,440    2.000      9/20/09          --      38,129
                 Bombardier, Inc.                               Sell       735    0.900      9/20/07          --       2,758
                 CDX North America High Yield Index              Buy     7,835    2.750      6/20/14     131,563      87,737
                 CDX North America High Yield Index              Buy     7,790    2.750      6/20/14     120,475      87,233
                 CDX North America High Yield Index              Buy     3,860    2.750      6/20/12       4,637     (42,502)
                 CDX North America High Yield Index              Buy     7,785    2.750      6/20/14     152,564      87,177
                 CDX North America High Yield Index             Sell     7,835    2.750      6/20/12      49,622      86,271
                 CDX North America High Yield Index             Sell     7,790    2.750      6/20/12      54,800      85,775
                 CDX North America High Yield Index             Sell     7,785    2.750      6/20/12      37,195      85,720
                 Dow Jones CDX North America Crossover
                 Index                                           Buy     3,140    2.750      6/20/12     (29,307)    (34,574)
                 Dow Jones CDX North America High Yield
                 Index                                           Buy     5,495    2.750      6/20/12     (54,721)    (60,505)
                 Eastman Kodak Co.                              Sell     2,055    1.000     12/20/08          --      20,588
                 GMAC LLC                                       Sell       825    2.300      6/20/07          --       4,592
                 Weyerhaeuser Co.                                Buy     2,910    0.580      9/20/11          --     (31,629)
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
                 ArvinMeritor, Inc.                             Sell       675    1.100      9/20/07          --       2,838
                 ArvinMeritor, Inc.                             Sell        50    1.200      9/20/07          --         236
                 ArvinMeritor, Inc.                             Sell       820    1.050      9/20/07          --       3,239
                 Beazer Homes USA, Inc.                         Sell     1,825    2.150      6/20/08          --      (2,680)
                 Bombardier, Inc.                               Sell       820    1.000      9/20/07          --       3,696
                 Bombardier, Inc.                               Sell       820    1.050      9/20/07          --       3,905
                 CDX North America High Yield Index              Buy     7,735    2.750      6/20/14     111,244      90,722
                 CDX North America High Yield Index             Sell     7,735    2.750      6/20/12      62,793      81,443
                 Countrywide Home Loans, Inc.                   Sell     4,905    0.420      6/20/09          --      15,695
                 El Paso Corp.                                  Sell     3,205    0.520      3/20/10          --       1,388
                 Ford Motor Co.                                  Buy     3,060    5.400     12/20/08          --    (173,768)
                 Ford Motor Co.                                  Buy     1,455    5.300     12/20/08          --     (80,192)
                 Ford Motor Co.                                 Sell     3,060    7.150     12/20/16          --     272,642
                 Ford Motor Co.                                 Sell     1,455    7.050     12/20/16          --     121,823
                 General Motors Corp.                            Buy     1,525    4.000     12/20/08          --     (53,552)
                 General Motors Corp.                            Buy     1,480    3.950     12/20/08          --     (50,734)
                 General Motors Corp.                           Sell     1,525    5.800     12/20/16          --     110,141
                 General Motors Corp.                           Sell     1,480    5.750     12/20/16          --     102,652
                 GMAC LLC                                       Sell     1,875    3.150      6/20/07          --      14,722
                 Hyundai Motor Manufacturing Alabama LLC        Sell     1,280    0.400      6/20/07          --       1,126
                 Inco Ltd.                                       Buy     1,615    0.630      3/20/17          --     (20,042)
                 Inco Ltd.                                       Buy     1,605    0.700      3/20/17          --     (28,592)
                 J.C. Penney Co., Inc.                          Sell     2,910    0.610      6/20/13          --      13,832
                 K. Hovnanian Enterprises, Inc.                 Sell       815    1.850      6/20/08          --       3,119
                 K. Hovnanian Enterprises, Inc.                 Sell       815    1.850      6/20/08          --       2,994
                 Kroger Co. (The)                                Buy     2,970    0.478      6/20/12          --      (6,357)
                 Tribune Co.                                    Sell     1,595    1.000      6/20/08          --      (2,504)
                 Vale Overseas Ltd.                             Sell     1,615    1.100      3/20/17          --      28,060
                 Vale Overseas Ltd.                             Sell     1,605    1.170      3/20/17          --      36,381
                                                                                                      -----------------------
                                                                                                      $  787,426  $1,065,783
                                                                                                      =======================


                      19 | OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of May 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                      $ 2,969,826,437
Federal tax cost of other investments                  (148,452,847)
                                                    ----------------
Total federal tax cost                              $ 2,821,373,590
                                                    ================

Gross unrealized appreciation                       $   727,783,135
Gross unrealized depreciation                           (32,422,203)
                                                    ----------------
Net unrealized appreciation                         $   695,360,932
                                                    ================


                      20 | OPPENHEIMER CAPITAL INCOME FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: July 12, 2007